Related party disclosures	12 Months Ended
Dec. 31, 2018
Disclosure Of Related Party Disclosures [Abstract]
Disclosure of related party [text block]
18. Related party disclosures

The compensation of directors and management is reviewed annually by the independent Governance and Human Resources Committee against industry practices for oil and gas companies of similar size and scope.

The following table summarizes the compensation of directors and other members of key management personnel during the years ended December 31, 2018 and 2017:

	Year Ended
($M)	Dec 31, 2018	Dec 31, 2017
Short-term benefits	6,018	5,183
Share-based payments	16,309	20,135
	22,327	25,318
Number of individuals included in the above amounts	18	20

During the year ended December 31, 2018, Vermilion recorded $0.2 million of office rent recoveries (2017 - $0.2 million) relating to an office sub-lease to a company whose Managing Director is also a member of Vermilion's Board of Directors. This related party transaction is provided in the normal course of business under the same commercial terms and conditions as transactions with unrelated companies and is recorded at the exchange amount.